Supplemental Financial Information (Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Abstract]
Inventory	$ 256.4	$ 207.8
Prepaid taxes	88.1	62.2
Short-term investments	50.0	50.0
Deferred mobilization costs	47.4	46.9
Prepaid expenses	18.5	20.3
Derivative assets	11.6	5.2
Deferred tax assets	23.1	14.6
Assets held for sale	8.6	14.2
Other	10.2	4.2
Other current assets	$ 513.9	$ 425.4